Vanguard® Short-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.0%)
U.S. Government Securities (99.0%)
	United States Treasury Note/Bond	4.375%	12/15/2026	374,068	376,903
	United States Treasury Note/Bond	1.250%	12/31/2026	416,982	406,541
	United States Treasury Note/Bond	1.750%	12/31/2026	142,723	139,902
	United States Treasury Note/Bond	4.250%	12/31/2026	356,236	358,532
	United States Treasury Note/Bond	4.000%	1/15/2027	313,115	314,436
	United States Treasury Note/Bond	1.500%	1/31/2027	505,492	493,368
	United States Treasury Note/Bond	4.125%	1/31/2027	329,891	331,798
	United States Treasury Note/Bond	2.250%	2/15/2027	295,088	290,420
	United States Treasury Note/Bond	4.125%	2/15/2027	366,735	368,998
	United States Treasury Note/Bond	6.625%	2/15/2027	1,015	1,051
	United States Treasury Note/Bond	1.125%	2/28/2027	105,510	102,369
	United States Treasury Note/Bond	1.875%	2/28/2027	378,546	370,679
	United States Treasury Note/Bond	4.125%	2/28/2027	278,666	280,451
	United States Treasury Note/Bond	4.250%	3/15/2027	375,288	378,367
	United States Treasury Note/Bond	0.625%	3/31/2027	138,072	132,840
	United States Treasury Note/Bond	2.500%	3/31/2027	333,464	328,801
	United States Treasury Note/Bond	3.875%	3/31/2027	324,232	325,435
	United States Treasury Note/Bond	4.500%	4/15/2027	378,688	383,333
	United States Treasury Note/Bond	0.500%	4/30/2027	211,393	202,541
	United States Treasury Note/Bond	2.750%	4/30/2027	328,628	324,944
	United States Treasury Note/Bond	3.750%	4/30/2027	367,787	368,706
	United States Treasury Note/Bond	2.375%	5/15/2027	362,711	356,661
	United States Treasury Note/Bond	4.500%	5/15/2027	371,482	376,401
	United States Treasury Note/Bond	0.500%	5/31/2027	234,234	223,895
	United States Treasury Note/Bond	2.625%	5/31/2027	341,978	337,369
	United States Treasury Note/Bond	3.875%	5/31/2027	320,398	321,887
	United States Treasury Note/Bond	4.625%	6/15/2027	379,045	385,086
	United States Treasury Note/Bond	0.500%	6/30/2027	268,739	256,289
	United States Treasury Note/Bond	3.250%	6/30/2027	314,250	312,851
	United States Treasury Note/Bond	3.750%	6/30/2027	298,803	299,737
	United States Treasury Note/Bond	4.375%	7/15/2027	411,092	416,455
	United States Treasury Note/Bond	0.375%	7/31/2027	307,230	291,640
	United States Treasury Note/Bond	2.750%	7/31/2027	326,111	321,958
	United States Treasury Note/Bond	3.875%	7/31/2027	398,873	401,008
	United States Treasury Note/Bond	2.250%	8/15/2027	303,320	296,898
	United States Treasury Note/Bond	3.750%	8/15/2027	377,908	379,251
	United States Treasury Note/Bond	0.500%	8/31/2027	233,009	221,140
	United States Treasury Note/Bond	3.125%	8/31/2027	280,061	278,136
	United States Treasury Note/Bond	3.625%	8/31/2027	322,998	323,541
	United States Treasury Note/Bond	3.375%	9/15/2027	362,855	361,920
	United States Treasury Note/Bond	0.375%	9/30/2027	316,849	299,323
	United States Treasury Note/Bond	3.500%	9/30/2027	327,854	327,752
	United States Treasury Note/Bond	4.125%	9/30/2027	287,379	290,444
	United States Treasury Note/Bond	3.875%	10/15/2027	350,390	352,621
	United States Treasury Note/Bond	0.500%	10/31/2027	272,477	257,384
	United States Treasury Note/Bond	3.500%	10/31/2027	305,439	305,379
	United States Treasury Note/Bond	4.125%	10/31/2027	287,735	290,972
	United States Treasury Note/Bond	2.250%	11/15/2027	276,049	269,493
	United States Treasury Note/Bond	4.125%	11/15/2027	402,656	407,280
	United States Treasury Note/Bond	0.625%	11/30/2027	320,510	302,832
[1]	United States Treasury Note/Bond	3.375%	11/30/2027	237,506	236,977
	United States Treasury Note/Bond	3.875%	11/30/2027	271,090	273,007
	United States Treasury Note/Bond	4.000%	12/15/2027	374,748	378,437
	United States Treasury Note/Bond	0.625%	12/31/2027	356,449	336,009
	United States Treasury Note/Bond	3.875%	12/31/2027	292,797	294,993
	United States Treasury Note/Bond	4.250%	1/15/2028	367,507	373,077
	United States Treasury Note/Bond	0.750%	1/31/2028	372,585	351,423
	United States Treasury Note/Bond	3.500%	1/31/2028	287,590	287,579
	United States Treasury Note/Bond	2.750%	2/15/2028	384,536	378,483
	United States Treasury Note/Bond	4.250%	2/15/2028	382,583	388,636
	United States Treasury Note/Bond	1.125%	2/29/2028	381,665	362,269
	United States Treasury Note/Bond	4.000%	2/29/2028	285,964	289,047

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.875%	3/15/2028	384,078	387,364
	United States Treasury Note/Bond	1.250%	3/31/2028	345,010	327,867
	United States Treasury Note/Bond	3.625%	3/31/2028	286,045	286,905
	United States Treasury Note/Bond	3.750%	4/15/2028	380,769	382,970
	United States Treasury Note/Bond	1.250%	4/30/2028	409,645	388,539
	United States Treasury Note/Bond	3.500%	4/30/2028	281,283	281,316
	United States Treasury Note/Bond	2.875%	5/15/2028	389,435	383,761
	United States Treasury Note/Bond	3.750%	5/15/2028	362,371	364,607
	United States Treasury Note/Bond	1.250%	5/31/2028	388,334	367,658
	United States Treasury Note/Bond	3.625%	5/31/2028	255,618	256,437
	United States Treasury Note/Bond	3.875%	6/15/2028	367,978	371,485
	United States Treasury Note/Bond	1.250%	6/30/2028	352,537	333,161
	United States Treasury Note/Bond	4.000%	6/30/2028	270,307	273,707
	United States Treasury Note/Bond	3.875%	7/15/2028	370,926	374,476
	United States Treasury Note/Bond	1.000%	7/31/2028	389,228	364,704
	United States Treasury Note/Bond	4.125%	7/31/2028	272,163	276,501
	United States Treasury Note/Bond	2.875%	8/15/2028	387,184	381,089
	United States Treasury Note/Bond	3.625%	8/15/2028	365,941	367,228
	United States Treasury Note/Bond	1.125%	8/31/2028	365,967	343,394
	United States Treasury Note/Bond	4.375%	8/31/2028	288,151	294,713
	United States Treasury Note/Bond	3.375%	9/15/2028	354,935	353,867
	United States Treasury Note/Bond	1.250%	9/30/2028	361,531	339,811
	United States Treasury Note/Bond	4.625%	9/30/2028	300,808	309,926
	United States Treasury Note/Bond	3.500%	10/15/2028	341,760	341,813
	United States Treasury Note/Bond	1.375%	10/31/2028	335,316	315,721
	United States Treasury Note/Bond	4.875%	10/31/2028	304,959	316,443
	United States Treasury Note/Bond	3.125%	11/15/2028	367,016	363,174
	United States Treasury Note/Bond	3.500%	11/15/2028	356,371	356,468
	United States Treasury Note/Bond	1.500%	11/30/2028	349,548	329,777
	United States Treasury Note/Bond	4.375%	11/30/2028	337,330	345,658
Total U.S. Government and Agency Obligations (Cost $29,481,441)					29,676,495
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2]	Vanguard Market Liquidity Fund (Cost $79,021)	4.024%		790,219	79,022
Total Investments (99.3%) (Cost $29,560,462)					29,755,517
Other Assets and Liabilities—Net (0.7%)					207,238
Net Assets (100%)					29,962,755
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2025.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	29,676,495	—	29,676,495
Temporary Cash Investments	79,022	—	—	79,022
Total	79,022	29,676,495	—	29,755,517